BLACKROCK FUNDSSM

BlackRock Index Equity Portfolio

SUPPLEMENT DATED JUNE 3, 2010
TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION,
EACH DATED APRIL 30, 2010

The Fund invests all of its assets in the Master S&P 500 Index Series (the “Series”) of Quantitative Master Series LLC. The Series is classified as a non-diversified fund under the Investment Company Act of 1940, as amended. The Fund, however, is classified as a diversified fund.

References to the Fund’s being classified as a non-diversified fund are hereby deleted.

Shareholders should retain this Supplement for future reference.

Code # ALL-PR SAI-IE-0610SUP